CONTRACT BALANCES AND REMAINING PERFORMANCE OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of contract liabilities
	June 30,	December 31,
	2022	2021
	(Unaudited)
Contract Liabilities, Current
Deferred Revenues	$268	$135
Advances From Customers	66	61
Total	$334	$196

Contract Liabilities, Long-Term
Deferred Revenues	$4,622	$4,517
Total Contract Liabilities	$4,956	$4,713